ACCOUNTS RECEIVABLE AND OTHER	12 Months Ended
Dec. 31, 2016
ACCOUNTS RECEIVABLE AND OTHER
ACCOUNTS RECEIVABLE AND OTHER

7.   ACCOUNTS RECEIVABLE AND OTHER

December 31,	2016	2015
(millions of Canadian dollars)
Unbilled revenues	2,886	2,476
Trade receivables	974	1,079
Taxes receivable	222	175
Regulatory assets	66	216
Short-term portion of derivative assets (Note 24)	353	791
Prepaid expenses and deposits	168	181
Current deferred income taxes (Note 25)	-	367
Dividends receivable	26	26
Rebillable receivables	63	-
Agent billing and collection receivable	35	39
Other	231	125
Allowance for doubtful accounts	(46)	(45)

	4,978	5,430

Pursuant to a Receivables Purchase Agreement (the Receivables Agreement) executed in 2013, certain trade and accrued receivables (the Receivables) have been sold by certain EEP subsidiaries to an Enbridge wholly-owned special purpose entity (SPE). The Receivables owned by the SPE are not available to Enbridge except through its 100% ownership in such SPE. The Receivables Agreement was amended in June 2016 to extend the termination date that provides for purchases to occur on a monthly basis through to December 2019, provided accumulated purchases net of collections do not exceed US$450 million at any one point. The value of trade and accrued receivables outstanding owned by the SPE totalled US$355 million ($477 million) and US$317 million ($439 million) as at December 31, 2016 and December 31, 2015, respectively.